Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions Disclosure	Related Party Transactions
The Company’s co-founder, Chairman and Chief Executive Officer, Mr. Emanuele Lauro, and the Company’s Vice President, Mr. Filippo Lauro, are members of the Lolli-Ghetti family, which owns and controls the Scorpio group of companies, or Scorpio. Scorpio includes SSM, which has provided the Company with vessel technical management services, SCM, which has provided the Company with vessel commercial management services, SSH, which provides the Company and other related entities with administrative services and services related to the acquisition of vessels, and Scorpio UK Limited, or SUK, which has provided the Company with vessel chartering services. SSH also has a majority equity interest in a port agent that has provided supply and logistical services for the Company’s vessels operating in its regions. In 2009, Mr. Emanuele Lauro also co-founded Scorpio Tankers (NYSE: STNG), a large international shipping company engaged in seaborne transportation of refined petroleum products, of which he is currently the Chairman and Chief Executive Officer. Mr. Emanuele Lauro also has a senior management position at Scorpio. The Company’s co-founder, President and Director, Mr. Robert Bugbee, is also the President and a Director of Scorpio Tankers and has a senior management position at Scorpio. The Company’s Vice President, Mr. Filippo Lauro and the Company’s Chief Operating Officer, Mr. Cameron Mackey, also hold the office of Vice President and Chief Operating Officer at Scorpio Tankers, respectively, and have senior management positions at Scorpio. From December 2018 to June 2021, Messrs. Emanuele Lauro, Robert Bugbee, Filippo Lauro and Cameron Mackey have served in similar capacities for Hermitage Offshore Services Ltd., formerly Nordic American Offshore Ltd.

Administrative Services Agreement

The Company entered into the Administrative Services Agreement with SSH for the provision of administrative staff, office space and accounting, legal compliance, financial and information technology services, as well as arranging drybulk vessel sales and drybulk purchases for the Company, including drybulk newbuildings.

Effective September 21, 2021, the Company entered into the Amendment No. 1 to Administrative Services Agreement with SSH, a related party, for the provision of administrative staff, office space and accounting, legal compliance, financial and information technology services for which we reimburse SSH for the direct and indirect expenses incurred while providing such services. The services provided to us by SSH may be sub-contracted to other entities.

In addition, SSH has agreed with us not to own any vessels engaged in seabed preparation, transportation, installation, operation and maintenance activities related to offshore wind turbines so long as the Amended Administrative Services Agreement is in full force and effect. The agreement may be terminated by either party providing three (3) months’ notice.

Master Agreement

The Company’s drybulk vessels have been commercially managed by SCM and technically managed by SSM pursuant to the Master Agreement, which may be terminated by either party upon 24 months’ notice, unless terminated earlier in accordance with its terms. In the event of a sale of one or more drybulk vessels, a notice period of three months and a payment equal to three months of management fees will apply, provided that the termination does not amount to a change of control, including a sale of all or substantially all drybulk vessels, in which case a payment equal to 24 months of management fees will apply as was the case in the fourth quarter of 2020, when the Company’s Board of Directors authorized the Company, as part of its transition to a sustainable future, to sell its remaining drybulk vessels and exit the dry bulk sector during 2021. This fee was considered as part of our assessment of the fair value less cost to sell of our remaining fleet, and is therefore included in the captions “Loss/write-down on assets held for sale – related party” in the Consolidated Statements of Operations, and “Assets held for sale” in the Consolidated Balance Sheet.
SCM’s commercial management services have included securing employment for the Company’s drybulk vessels in the spot market and on time charters. SCM also manages the Scorpio Pools (spot market-oriented vessel pools) including the Scorpio Ultramax Pool, the Scorpio Kamsarmax Pool and the currently inactive Scorpio Capesize Pool in which most of the Company’s owned, finance leased and time chartered-in drybulk vessels were employed and from which a significant portion of its revenue was generated. The Scorpio Ultramax Pool and the Scorpio Kamsarmax Pool participants, including the Company and third-party owners of similar drybulk vessels, pay SCM a pool management fee of $300 per vessel per day, plus a 1.75% commission on the gross revenues per charter fixture. The Company typically had balances due from the Scorpio Pools, consisting primarily of working capital, undistributed earnings and reimbursable costs. These receivables were either classified as current or non-current assets within the Consolidated Balance Sheet depending upon whether the associated drybulk vessel was expected to exit the pool within the next 12 months. The Company was also allocated general and administrative expenses from SCM.
During 2020, the Company time-chartered out four Kamsarmax drybulk vessels to the Scorpio Kamsarmax Pool for a period of 24-27 months at rates linked to the Baltic Panamax Index (“BPI”). The related income is recorded as Revenues in the Consolidated Statements of Operations.
For the commercial management of any of the Company’s drybulk vessels that did not operate in one of the Scorpio Pools, it pays SCM a daily fee of $300 per drybulk vessel, plus a 1.75% commission on the gross revenues per charter fixture, which are classified as voyage expenses in the Consolidated Statements of Operations.
SSM’s technical management services have included providing technical support, such as arranging the hiring of qualified officers and crew, supervising the maintenance and performance of drybulk vessels, purchasing supplies, spare parts and new equipment, arranging and supervising drydocking and repairs, and monitoring regulatory and classification society compliance and customer standards. As part of these services, the Company pays SSM, a related party, including certain subcontractors, for crew costs which are then distributed to the crew.
The Company paid SSM an annual fee of $160,000 plus charges for certain itemized services per drybulk vessel to provide technical management services for each of its owned or finance leased drybulk vessels, which is a component of vessel operating cost in the Consolidated Statements of Operations. In addition, representatives of SSM, including certain subcontractors, previously provided the Company with construction supervisory services while its drybulk vessels were being constructed in shipyards. For these services, SSM was compensated between $0.2 million and $0.5 million per drybulk vessel. Representatives of SSM, including certain subcontractors, provide supervisory services during drydocking, for which they are compensated.
On October 20, 2021, the Company entered into a support agreement with SSM pursuant to which SSM provides technical advice and services to us in connection with the construction of our newbuilding WTIV at Daewoo. In consideration for these services, we paid SSM a fee of $671,200, and thereafter, will pay a monthly fee in the amount of $41,667. These payments are being capitalized as a cost to build the vessel and are included in Vessels under construction, on the Consolidated Balance Sheet.

During the year ended 2021, the Company transferred the existing lease finance arrangements of the SBI Tango, SBI Echo, and SBI Hermes, Ultramax bulk carriers, and SBI Rumba and SBI Samba, Kamsarmax bulk carriers built in 2015, to affiliates of Scorpio Holdings Limited (“SHL”) for consideration of $16 million.

For the year ended December 31, 2021, the Company paid an aggregate $30.0 million to its senior management due to provisions in the employment contracts triggered by the acquisition of Seajacks. The Company was required to incur these costs at the time of the transaction in order to avoid adverse U.S. tax consequences. The U.S. senior executive officers receiving these payments have agreed not to receive salaries for a period of three years and bonuses for a period of four years.

The fees of certain consultants and the salaries of certain SUK employees are allocated to the Company for services performed for the Company.
The Company paid a related party port agent for supply and logistical services related to our drybulk vessels, which were charged as vessel operating costs.
The Company paid a related party bunker supplier for bunkers for our drybulk vessels, which were charged as voyage expenses.
The Company pays a related party travel service provider for travel services, such as flights, which are charged as general and administrative expenses.
In October 2018, the Company invested $100.0 million in Scorpio Tankers for approximately 54.1 million (which was subsequently adjusted to 5.4 million shares after a one-for-ten reverse stock split effected by Scorpio Tankers on January 18, 2019), or 10.9% (as of October 12, 2018), of Scorpio Tankers’ issued and outstanding common shares. The investment was part of a larger $337.0 million equity raise by Scorpio Tankers through a public offering of its common shares. Scorpio Tankers is a large international shipping company incorporated in the Republic of the Marshall Islands engaged in seaborne transportation of refined petroleum products. The Company and Scorpio Tankers have a number of common shareholders. They also share a number of directors and officers, including Mr. Emanuele Lauro who serves as the Chairman and Chief Executive Officer of both companies, Mr. Robert Bugbee, who serves as President and a Director of both companies, Mr. Cameron Mackey, who serves as Chief Operating Officer of both companies, and Mr. Filippo Lauro, who serves as Vice President of both companies. In October 2019, the Company’s Board of Directors declared a one-time special stock dividend to the shareholders of the Company of an aggregate of approximately one million shares of common stock of Scorpio Tankers (NYSE:STNG). Following the payment of the special dividend, the Company continued to own approximately 4.4 million common shares of Scorpio Tankers. In May 2020, the Company sold 2.25 million shares of Scorpio Tankers for aggregate net proceeds of approximately $42.7 million. The Company continues to own approximately 2.16 million common shares of Scorpio Tankers. There are no other significant transactions between the Company and Scorpio Tankers. As discussed in Note 1, Organization and Basis of Presentation, this investment is accounted for under the equity method utilizing the fair value option.

As part of the Seajacks transaction, the Company issued subordinated redeemable notes totaling $70.7 million, with a final maturity of March 31, 2023 and which bear interest at 5.5% until December 31, 2021 and 8.0% afterwards, to the former owners of Seajacks, who, in the aggregate, currently hold approximately 8.2 million common shares of the Company.

The Company also assumed $87.7 million of subordinated, non-amortizing debt due in September 2022 and owed to financial institutions with guarantees provided by the former owners of Seajacks to whom the Company paid a fee of 0.3% of the outstanding balance through November 2021 and 5.0% afterwards.

For the years ended December 31, 2021, 2020 and 2019, the Company had the following transactions with related parties, which have been included in the Consolidated Statements of Operations (amounts in thousands):

	Twelve Months Ended December 31,
	2021	2020	2019
Vessel revenue
Scorpio Kamsarmax Pool	$10,754	$48,930	$69,368
Scorpio Ultramax Pool	5,638	81,683	133,655
Total vessel revenue	$16,392	$130,612	$203,023
Voyage expense:
SCM	$2,582	$1,449	$295
Bunker supplier	2,853	1,844	1,653
Total voyage expense	$5,435	$3,293	$1,948
Vessel operating cost:
SSM	$2,799	$11,547	$12,970
Port agent	293	399	267
Total vessel operating cost	$3,092	$11,946	$13,237
General and administrative expense:
SCM	$220	$71	$103
SSM	13	148	267
SSH	1,783	5,992	6,657
SUK	1,119	1,869	2,923
Eneti Senior Management	30,000	—	—
Travel provider	—	23	122
Total general and administrative expense	$33,135	$8,103	$10,072
Income (loss) from equity investment
Scorpio Tankers Inc.	$4,353	$(105,384)	$116,878
Loss (gain) on termination fees for assets held for sale
SCM	$4,582	$17,250	$414
SSM	(1,344)	17,789	400
SSH	(1,764)	1,764	—
Total write down on assets held for sale	$1,474	$36,803	$814
Financial expense, net
Marubeni Corporation	$782	$—	$—
INCJ, Ltd	680	—	—
Mitsui O.S.K, Lines Ltd.	50	—	—
Total financial expense, net	$1,512	$—	$—

At December 31, 2021 and December 31, 2020, we had the following balances with related parties, which have been included in the Consolidated Balance Sheet:

	December 31,
	2021	2020
Assets
Due from related parties-current:
Scorpio Kamsarmax Pool	$559	$7,355
Scorpio Ultramax Pool	1,566	7,522
Total due from related parties-current	$2,125	$14,877
Equity investment in Scorpio Tankers Inc.	$27,607	$24,116
Liabilities
Due to related parties-current :
Scorpio Kamsarmax Pool	$—	$2,193
Scorpio Ultramax Pool	—	1,014
SCM	107	281
SSM	—	96
SSH	—	373
Port agent	—	2
Bunker supplier	—	1,020
Total due to related parties-current	$107	$4,979
Redeemable notes:
Marubeni Corporation	$27,422	$—
INCJ, Ltd	23,857	—
Mitsui O.S.K, Lines Ltd.	1,736	—
Total redeemable notes	$53,015	$—